Taxation - Reconciliation (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Taxation
Loss before tax	£ (12,322)	£ (7,514)
Corporation tax benefit at standard rate	2,341	1,428
Decrease in tax benefit from effect of expenses not deductible in determining taxable profit (tax loss)	(135)
Decrease in tax benefit from tax losses for which no deferred tax asset was recognized	(841)
Decrease in tax benefit arising from group relief tax reconciliation (pre Reorganization)	(1,369)	(1,428)
Deferred tax credit from unrecognised temporary difference from a prior period		30
Total tax (expense)/benefit	£ (4)	£ 30